Investment Properties - Schedule of Future Aggregate Lease Collection Under Operating Lease for Investment Properties (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	$ 570	$ 423
Year 1 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	118	107
Year 2 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	99	82
Year 3 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	90	62
Year 4 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	70	55
Year 5 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	44	39
Onwards [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	$ 149	$ 78